Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	¥ (67,916)	$ (9,359)	¥ (40,461)	¥ (10,090)
Net cash provided by/(used in) investing activities	(207,930)	(28,654)	(19,766)	608
Net cash used in financing activities	(822)	(113)	0	(12,064)
Net decrease in cash and cash equivalents and restricted cash	(276,766)	(38,140)	(57,713)	(22,406)
Cash and cash equivalents at beginning of year	358,787
Cash and cash equivalents at end of year	82,021	11,303	358,787
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(4,107)	(566)	(10,577)	(1,712)
Net cash provided by/(used in) investing activities	4,008	552	(2,216)	13,364
Net cash used in financing activities	(822)	(113)	0	(1,333)
Net decrease in cash and cash equivalents and restricted cash	(921)	(127)	(12,793)	10,319
Cash and cash equivalents at beginning of year	1,875	258	14,668	4,349
Cash and cash equivalents at end of year	¥ 954	$ 131	¥ 1,875	¥ 14,668